United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		January 27, 2006

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$94,584,224


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	10,016	178317	Sole		178317
General Elec Company	Com	369604103	3,952	112759	Sole		112759
Burlington Resources, Inc.	Com	122014103	3,350	38860	Sole		38860
ConocoPhillips	Com	20825C104	3,316	57000	Sole		57000
Goldman Sachs Group, Inc.	Com	38141G104	3,271	25610	Sole		25610
Amgen Incorporated	Com	031162100	2,993	37956	Sole		37956
Eaton Corporation	Com	278058102	2,931	43695	Sole		43695
Procter & Gamble Company	Com	742718109	2,927	50567	Sole		50567
Novartis A G ADR (Switzerland)	Com	66987V109	2,885	54968	Sole		54968
RPM International Incorporated	Com	749685103	2,841	163555	Sole		163555
Danaher Corporation Del	Com	235851102	2,821	50580	Sole		50580
Lowes Companies Incorporated	Com	548661107	2,819	42289	Sole		42289
Citigroup Incorporated	Com	172967101	2,664	54890	Sole		54890
Bank Of America Corporation	Com	060505104	2,602	56386	Sole		56386
Sherwin Williams Company	Com	824348106	2,578	56770	Sole		56770
National City Corporation	Com	635405103	2,420	72085	Sole		72085
Harley Davidson Incorporated	Com	412822108	2,417	46936	Sole		46936
Reebok International Ltd.	Com	758110100	2,417	41500	Sole		41500
Intel Corporation	Com	458140100	2,272	91013	Sole		91013
Becton Dickinson & Company	Com	075887109	2,269	37770	Sole		37770
Progressive Corporation Ohio	Com	743315103	2,236	19148	Sole		19148
Masco Corporation	Com	574599106	2,201	72900	Sole		72900
Allstate Corporation	Com	020002101	2,199	40670	Sole		40670
Steris Corporation	Com	859152100	2,188	87470	Sole		87470
Microsoft Corporation	Com	594918104	2,155	82411	Sole		82411
Medtronic Incorporated	Com	585055106	2,153	37401	Sole		37401
BP PLC ADR	Com	055622104	2,047	31877	Sole		31877
Harrahs Entertainment Incorporated	Com	413619107	1,861	26105	Sole		26105
E M C Corporation Mass	Com	268648102	1,714	125816	Sole		125816
Applied Matls Incorporated	Com	038222105	1,683	93816	Sole		93816
Dell Inc.	Com	24702R101	1,655	55275	Sole		55275
Cisco Systems Incorporated	Com	17275R102	1,577	92099	Sole		92099
Chevrontexaco Corporation	Com	166764100	1,485	26166	Sole		26166
Alcoa Incorporated	Com	013817101	1,426	48237	Sole		48237
Altria Group Incorporated	Com	02209S103	538	7205	Sole		7205
International Business Machines	Com	459200101	532	6470	Sole		6470
America Movil S A De C V Spon Adr L Shs	Com	02364W105	527	18000	Sole		18000
Sky Finl Group Incorporated	Com	83080P103	440	15817	Sole		15817
Keycorp New	Com	493267108	330	10008	Sole		10008
Lincoln Elec Hldgs Incorporated	Com	533900106	307	7750	Sole		7750
Kcs Energy Incorporated	Com	482434206	291	12000	Sole		12000
Verizon Communications	Com	92343V104	278	9225	Sole		9225
MBNA Corporation	Com	55262L100	277	10212	Sole		10212
J P Morgan Chase & Company	Com	46625H100	254	6394	Sole		6394
Pepsico Incorporated	Com	713448108	239	4049	Sole		4049
Cap Gemini SA	Com	F13587120	229	5724	Sole		5724
J P Morgan Chase & Company	Com	46625H100	207		Sole